Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 15,295	$ 14,004
Accounts receivable, net	37,825	22,475
Inventories	69,397	31,261
Prepaid expenses and other current assets	2,387	2,978
Total current assets	124,904	70,718
Property and equipment, net	17,151	9,854
Intangible assets, net	113,003	121,282
Goodwill	157,264	157,264
Other assets	2,407	1,954
Total assets	414,729	361,072
Current liabilities:
Current portion of long-term debt and capital lease obligations	8,650	10,325
Accounts payable	37,944	11,114
Accrued expenses and other current liabilities	33,676	13,713
Foreign currency forward contracts		10,702
Total current liabilities	80,270	45,854
Long-term debt and capital lease obligations	156,177	134,594
Deferred tax liabilities	34,212	42,126
Other long-term liabilities	3,208	1,601
Total liabilities	273,867	224,175
Commitments and contingencies (Note 10)
Convertible preferred stock, par value of $0.01 per share; 200,000 shares authorized and 135,041 shares issued and outstanding as of December 31, 2015; liquidation preference of $197,295 as of December 31, 2015; no shares authorized, issued or outstanding as of December 31, 2016		197,295
Stockholders' equity (deficit):
Preferred stock, par value of $0.01 per share; no shares authorized, issued or outstanding as of December 31, 2015; 30,000,000 shares authorized as of December 31, 2016; no shares issued and outstanding as of December 31, 2016
Common stock, par value of $0.01 per share; 13,800,000 and 250,000,000 shares authorized as of December 31, 2015 and December 31, 2016, respectively; 34,493 and 45,276,137 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively	438
Additional paid-in capital	700,871	6,785
Accumulated deficit	(560,447)	(67,183)
Total stockholders' equity (deficit)	140,862	(60,398)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 414,729	$ 361,072